COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Accrued related loss contingency		$ 0.0
Reversal of liability	$ 1.7
Reversal of additional liabilities	$ 0.5